BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
BASIS OF PRESENTATION
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 – BASIS OF PRESENTATION

The terms “COSM,” “we,” the “Company,” the “Group” and “us” as used in this report refer to Cosmos Health Inc. The accompanying unaudited condensed consolidated balance sheet as of March 31, 2025 and unaudited condensed consolidated statements of operations and comprehensive income (loss) for the three months ended March 31, 2025 have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of the management of COSM, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended March 31, 2025, are not necessarily indicative of the results that may be expected for the year ending December 31, 2025, or any other period. These unaudited condensed consolidated financial statements and notes should be read in conjunction with the financial statements for the year ended December 31, 2024, included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 (“Form 10-K”). The accompanying condensed consolidated balance sheet as of December 31, 2024 has been derived from the audited financial statements filed in our Form 10-K and is included for comparison purposes on the accompanying balance sheet.

Going Concern

The Company’s unaudited consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplates the continuation of the Company as a going concern. For the period ended March 31, 2025, the Company had revenue of $13,712,528, net loss of $818,097 and net cash used in operations of $186,316. Additionally, as of March 31, 2025, the Company had positive working capital of $1,259,012, an accumulated deficit of $114,840,372, and stockholders’ equity of $25,951,712. It is management’s opinion that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of 12 months from the date of this filing.

The Company’s revenues are not able to sustain its operations, and concerns exist regarding the Company’s ability to meet its obligations as they become due. The Company is subject to a number of risks to those of smaller commercial companies, including dependence on key individuals and products, the difficulties inherent in the development of a commercial market, the need to obtain additional capital, competition from larger companies, and other pharmaceutical and health care companies.

Management evaluated the above conditions which raise substantial doubt about the Company’s ability to continue as a going concern to determine if it can meet its obligations for the subsequent 12 months from the date of this filing. Management considered its ability to access future capital, curtail expenses if needed, expand product lines, and acquire new products.

Management’s plans include expansion of brand name products to the market, expanding the current product portfolio, and evaluating acquisition targets to expand distribution. The exclusive distribution agreement signed for its Sky Premium Life products in the United Arab Emirates (“UAE”) and the significant orders already received, are expected to substantially strengthen its operating cash flow. Furthermore, the Company intends to vertically integrate the supply chain distribution network. On top of that, the Company plans to access the capital markets further in order to raise additional funds through equity and/or debt offerings. More specifically, commencing from August 2025, the Company will be eligible to utilize an S-3 registration statement, (12 months following the date that the Company had regained compliance with Listing Rule 5250(c)(1) (the “Filing Rule”)), to be in a position to raise equity capital more efficiently in conjunction with utilizing potential equity proceeds by its outstanding warrants. Management’s plans also include postponing certain debt repayments, through achieving favorable amendments to its debt facilities and in parallel intends to make substantial efforts to receive additional debt financing. Moreover, the Company’s management is considering of postponing certain repayments of suppliers and creditors. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described herein and eventually secure other sources of financing and attain profitable operations.

Considering the above, management is of the view that substantial doubt exists for the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of this uncertainty.

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Cosmos Health Inc. and its subsidiaries (Nasdaq: COSM), (“us”, “we”, the “Group”, or the “Company”) are an international healthcare group headquartered in Chicago, Illinois. The Group is engaged in the nutraceuticals sector through its own proprietary lines of products “Sky Premium Life” and “Mediterranation”. The Company is operating in the pharmaceutical sector as well, through the provision of a broad line of branded generics and OTC medications. In addition, the Group is involved in the healthcare distribution sector through its subsidiaries in Greece and the UK, serving retail pharmacies and wholesale distributors. The Company is strategically focusing on the research and development (“R&D”) of novel patented nutraceuticals and specialized root extracts as well as on the R&D of proprietary complex generics and innovative OTC products. The Company has developed a global distribution platform and is currently expanding throughout Europe, Asia, the UAE and North America. The Company has offices and distribution centers in Thessaloniki and Athens, Greece and Harlow, UK.

The Company was incorporated in the State of Nevada under the name Prime Estates and Developments, Inc. on July 21, 2009. On November 14, 2013, we changed our name to Cosmos Holdings Inc., and on November 29, 2022, we changed our name to Cosmos Health Inc. Through its acquisition of Amplerissimo Ltd, on September 27, 2013, the Company changed its principal activities into trading of products, providing representation, and provision of consulting services to various sectors. On August 1, 2014, the Company formed SkyPharm S.A., a Greek Company (“SkyPharm”), a subsidiary that used to focus on the trading, sourcing and export of nutraceutical and pharmaceutical products. In February 2017, the Company acquired Decahedron Ltd., a UK Company (“Decahedron”) which is a fully licensed second-generation wholesaler specializing in imports and exports of generics and OTC pharmaceutical products within the EEA (European Economic Area) and distributor of Sky Premium Life nutraceutical products in the UK. On December 19, 2018, the Company acquired Cosmofarm S.A. (“Cosmofarm”), a pharmaceutical wholesaler specializing in the distribution and export of pharmaceutical products through its extensive pharmacies network. On April 3, 2023, the Company completed the acquisition of ZipDoctor Inc. (“ZipDoctor”), a telehealth company, a direct-to-consumer subscription-based telemedicine platform. On June 30, 2023, the Company acquired Laboratories Holdings (Cyprus) Limited (“Cana”), which wholly owned an operating subsidiary, Pharmaceutical Laboratories Cana S.A. (“Cana SA”), a Greek pharmaceutical company that manufactures, sells, distributes, and markets original branded products researched and developed by leading global pharmaceutical and healthcare companies.

Acquisition Accounting

Cloudscreen

On January 23, 2024, the Company completed the acquisition of Cloudscreen, a cutting-edge Artificial Intelligence (AI) powered platform. The acquisition is pursuant to the purchase agreement announced on October 11, 2023. Cloudscreen is a multimodal platform specialized in drug repurposing, a process that involves uncovering new target proteins or indications for existing drugs for use in treating different diseases. The total purchase price amounted to $637,080 and consisted of 280,000 shares of common stock with a fair value of $319,200 and an amount of $317,880 to be settled in cash during 2024 based on the Promissory Note signed on October 10, 2023. The Company accounted for the acquisition as an asset acquisition in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, (“ASC 805”) and recorded $637,080 as “Other assets” related to the technology platform acquired. The total amount was reclassified to “Goodwill and intangible assets, net” in January 2024 with the closing of the agreement (refer to Note 20).

ZipDoctor

On April 3, 2023, the Company completed the acquisition of ZipDoctor Inc. (“ZipDoctor”), a telehealth company for a total sum of $150,000 in cash and $8,788 in fees. The Company accounted for the acquisition as an asset acquisition in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, (“ASC 805”) and recorded $158,788 as an intangible asset related to the technology platform acquired.

During the year ended December 31, 2024, the Company recognized an impairment charge of $131,032 related to the technology platform. This decision followed management’s assessment that the asset’s recoverability was no longer supportable due to changes in market conditions and a shift in strategic priorities. Specifically, the telehealth platform was no longer in use and did not generate revenues, as the Company elected not to focus on the telehealth business segment. As a result, the unamortized balance of the intangible asset was effectively written off. The impairment charge is recorded within “Other income (expense), net” in the Consolidated Statement of Operations for the year ended December 31, 2024.

Bikas

On June 15, 2023, Cosmos Health Inc. entered into an Assignment and Assumption Agreement (the “Agreement”) with Ioannis Bikas O.E., a Greek Company (“Bikas”). Bikas is owner of a pharmaceutical distribution network in Greece and agreed to sell to the Company their distribution network and customer base. The purchase price of the network was €100,000 ($109,330) of cash, and €300,000 ($316,081) of the Company’s stock. The Company issued 99,710 shares of common stock related to the acquisition of the customer base, based on the fair value of the stock on acquisition date. The Company accounted for the acquisition as an asset acquisition in accordance with ASC 805 and recorded $425,411 as an intangible asset related to the customer base acquired.

Buildings Acquisitions

On April 24, 2023, the Company purchased a building for a total sum of $1,054,872 in cash. The Company accounted for the acquisition as an asset acquisition in accordance with ASC 805 and recorded the cost of the building as “Property, plant and equipment” on the consolidated balance sheets.

On January 6, 2023, the Company agreed to purchase land and building located in Montreal, Canada from a third-party vendor. The total purchase price amounts to $3,950,000 and the closing date of the agreement based on the amendment signed on July 19, 2023, was December 31, 2023. As of December 31, 2024, the Company has made prepayments of $2,000,020 classified as “Advances for building’s acquisition” on the Company’s consolidated balance sheets.

Cana

On June 30, 2023, the Company acquired Cana Laboratories Holding (Cyprus) Limited (“Cana”), which wholly owned an operating subsidiary, Pharmaceutical Laboratories Cana S.A. (“Cana SA”) for €800,000 ($873,600) in cash and 46,377 shares of common stock, with fair value of $138,667 as of the date of acquisition. Moreover, on February 28, 2023, the Company had signed a Secured Promissory Note with Cana, whereby Cana borrowed the sum of €4,100,000 ($4,457,520), included in the total consideration of $5,469,787. The Company accounted for the acquisition as a business acquisition in accordance with ASC 805. The fair value of Cana assets acquired, and liabilities assumed was based upon management’s estimates assisted by an independent third-party valuation firm. The fixed assets of Cana (which included land, building & machinery) were valued as of December 31, 2022 and the Company believes that nothing has materially changed between such date and the acquisition date (June 30, 2023). The following table summarizes the preliminary allocation of purchase price of the acquisition:

Consideration
Cash	$5,331,120
Fair value of common stock issued	138,667
Fair value of total consideration transferred	$5,469,787

Recognized amounts of identifiable assets acquired
Financial assets	$1,796,911
Inventory	297,340
Property, plant and equipment	7,488,818
Identifiable intangible assets	562,200
Financial liabilities	(3,235,233)
Total identifiable net assets	$6,910,036

Bargain purchase gain	$1,440,249

Revenue for the 6- month period ended December 31, 2023	$344,708
Loss for the 6- month period ended December 31, 2023	$(1,232,732)

During the prior year period, Cana had minimal operations as it was in financial difficulties and seeking for an investor. Therefore, we consider that presenting prior period pro forma financial   information pursuant to ASC 805 would not provide meaningful information.

Going Concern

The Company’s consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplates the continuation of the Company as a going concern. For the year ended period December 31, 2024, the Company had revenue of $54,426,402, net loss of $16,183,018 and net cash used in operations of $7,717,034. Additionally, as of December 31, 2024, the Company had negative working capital of $296,193, an accumulated deficit of $114,022,275, and stockholders’ equity of $24,532,929. It is management’s opinion that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of 12 months from the date of this filing.

The Company’s revenues are not able to sustain its operations, and concerns exist regarding the Company’s ability to meet its obligations as they become due. The Company is subject to a number of risks to those of smaller commercial companies, including dependence on key individuals and products, the difficulties inherent in the development of a commercial market, the need to obtain additional capital, competition from larger companies, and other pharmaceutical and health care companies.

Management evaluated the above conditions which raise substantial doubt about the Company’s ability to continue as a going concern to determine if it can meet its obligations for the subsequent 12 months from the date of this filing. Management considered its ability to access future capital, curtail expenses if needed, expand product lines, and acquire new products.

Management’s plans include expansion of brand name products to the market, expanding the current product portfolio, and evaluating acquisition targets to expand distribution. The exclusive distribution agreement signed for its Sky Premium Life products in the United Arab Emirates (“UAE”) and the significant orders already received, are expected to substantially strengthen its operating cash flow. Furthermore, the Company intends to vertically integrate the supply chain distribution network. On top of that, the Company plans to access the capital markets further in order to raise additional funds through equity offerings. More specifically, commencing from August 2025, the Company will be eligible to utilize an S-3 registration statement, (12 months following the date that the Company had regained compliance with Listing Rule 5250(c)(1) (the “Filing Rule”)), to be in a position to raise equity capital more efficiently in conjunction with utilizing potential equity proceeds by its outstanding warrants. Management’s plans also include postponing certain debt repayments, through achieving favorable amendments to its debt facilities and in parallel intends to make substantial efforts to receive additional debt financing. Moreover, the Company’s management is considering of postponing certain repayments of suppliers and creditors. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described herein and eventually secure other sources of financing and attain profitable operations.

Considering the above, management is of the view that substantial doubt exists for the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of this uncertainty.